CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 12,691	$ 1,680	$ 6,997	$ 690	$ 5,745
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,483	3,627	4,866	4,551	5,500
Compensation related to employees' share option plan	1,390	1,991	3,285	747	869
Adjustments related to restructured debt	(606)	(954)	(3,046)	(2,286)	(2,169)
Revaluation of financial assets and other, net	193	(871)	(759)	(206)	70
Deferred income taxes, net	877	731	1,196	1,451	1,080
Decrease (increase) in trade receivables, net	(5,023)	(4,089)	483	6,927	(5,613)
Decrease (increase) in inventories and finished goods in use	285	9,543	10,427	(9,221)	(5,909)
Decrease (increase) in prepaid expenses and other receivables	(1,028)	(1,807)	(1,285)	876	1,249
Increase (decrease) in trade payables	6,251	(12,364)	(15,824)	2,539	9,280
Increase (decrease) in other accounts payables and accrued expenses (including short and long-term deferred revenues and customer advances)	2,291	2,722	(1,076)	199	3,610
Increase in accrued post-employment benefits, net	232	250	325	161	149
Increase (decrease) in other long-term liabilities	1,235	633	1,400	(2,190)	1,441
Net cash provided by operating activities	23,271	1,092	6,989	4,238	15,302
Cash flows from investing activities:
Purchase of property and equipment	(2,549)	(2,748)	(3,895)	(2,773)	(2,109)
Investment in short-term and long-term bank deposits		(875)	(875)	(3,591)	(25,407)
Proceeds from maturity of short term bank deposits	159	9,021	9,021	17,514	19,333
Net cash provided by (used in) investing activities	(2,390)	5,398	4,251	11,150	(8,183)
Cash flows from financing activities:
Proceeds from exercise of share options	12		2	14
Restricted cash, net		(15,000)
Repayments of long-term loans from bank	(10,266)		(15,133)	(10,000)	(8,000)
Net cash used in financing activities	(10,254)	(15,000)	(15,131)	(9,986)	(8,000)
Effect of exchange rate change on cash and cash equivalents	143	65	(29)	(61)	302
Increase (decrease) in cash and cash equivalents	10,770	(8,445)	(3,920)	5,341	(579)
Cash and cash equivalents at the beginning of period	27,103	31,023	31,023	25,682	26,261
Cash and cash equivalents at the end of period	37,873	22,578	27,103	31,023	25,682
Supplemental disclosure of cash flow activities:
Cash paid during the period for Interest	2,737	2,395	3,841	4,253	3,966
Cash paid during the period for income taxes	$ 1,454	$ 750	$ 1,050	$ 1,120	$ 738